Financial instruments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Working capital	$ 10,378,752	$ 3,795,951
Cash and cash equivalents	9,342,880	4,174,654
Total equity	44,923,670	$ 35,414,448	$ 20,709,675
Other comprehensive income	$ 496,000